COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under non-cancellable operating leases

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2022 were as follows:

Fiscal year ending
February 2023	$8,428
February 2024	8,247
February 2025	5,666
February 2026	3,902
February 2027	2,745
Thereafter	9,337

Total	$38,325